Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Measurements
Fair Value, Assets and Liabilities Measured on Recurring Basis

		Fair Value Measurements
(Millions)	Fair Value at	Using Inputs Considered as
Description	December 31, 2015	Level 1	Level 2	Level 3
Assets:
Available-for-sale:
Marketable securities:
Foreign government agency securities	$10	$—	$10	$—
Corporate debt securities	10	—	10	—
Commercial paper	12	—	12	—
Certificates of deposit/time deposits	26	—	26	—
Asset-backed securities:
Automobile loan related	26	—	26	—
Credit card related	10	—	10	—
Equipment lease related	2	—	2	—
Other	19	—	19	—
U.S. municipal securities	12	—	—	12
Derivative instruments — assets:
Foreign currency forward/option contracts	272	—	272	—
Interest rate swap contracts	24	—	24	—

Liabilities:
Derivative instruments — liabilities:
Foreign currency forward/option contracts	68	—	68	—
Interest rate swap contracts	1	—	1	—

		Fair Value Measurements
(Millions)	Fair Value at	Using Inputs Considered as
Description	December 31, 2014	Level 1	Level 2	Level 3
Assets:
Available-for-sale:
Marketable securities:
U.S. government agency securities	$108	$—	$108	$—
Foreign government agency securities	95	—	95	—
Corporate debt securities	619	—	619	—
Certificates of deposit/time deposits	41	—	41	—
Asset-backed securities:
Automobile loan related	282	—	282	—
Credit card related	162	—	162	—
Equipment lease related	48	—	48	—
Other	46	—	46	—
U.S. treasury securities	38	38	—	—
U.S. municipal securities	15	—	—	15
Investments	1	1	—	—
Derivative instruments — assets:
Foreign currency forward/option contracts	229	—	229	—
Interest rate swap contracts	27	—	27	—

Liabilities:
Derivative instruments — liabilities:
Foreign currency forward/option contracts	36	—	36	—
Commodity price swap contracts	4	—	4	—
Interest rate swap contracts	3	—	3	—

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

(Millions)
Marketable securities — certain U.S. municipal securities and auction rate
securities only	2015	2014	2013
Beginning balance	$15	$11	$7
Total gains or losses:
Included in earnings	—	(1)	—
Included in other comprehensive income	—	2	4
Purchases and issuances	—	15	—
Sales and settlements	(3)	(12)	—
Transfers in and/or out of level 3	—	—	—
Ending balance	12	15	11

Change in unrealized gains or losses for the period included in earnings for securities held at the end of the reporting period	—	—	—

Fair Value of Financial Instruments by Balance Sheet Grouping

	December 31, 2015		December 31, 2014
	Carrying	Fair	Carrying	Fair
(Millions)	Value	Value	Value	Value
Medium-term fixed rate note due September 2016 (long-term in 2014 and short-term in 2015)	$999	$1,003	$996	$1,014
Long-term debt, excluding current portion and medium-term fixed rate note due September 2016	8,753	9,101	5,709	6,189